Information by Industry Segment (Footnotes) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended			27 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Segment Reporting Information [Line Items]
Restructuring charges	$ 22,000	$ 134,486	$ 1,378	$ 102,404	$ 103,782
Other operating income		0	$ 3,971	60,594
Paper segment
Segment Reporting Information [Line Items]
Restructuring charges		$ 134,500		102,400
Other operating income				60,600
Pulp segment
Segment Reporting Information [Line Items]
Cash inflow from Governmental grants associated with a renewable energy project				$ 14,700